Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (note 12)	$ 9.0	$ 0.0
Non-capital losses carried forward	(703.6)	(660.9)
Deferred income tax liability	694.6	660.9	$ 623.2
Mineral property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (note 12)	735.3	683.0
Inventory capitalization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (note 12)	5.1	12.2
Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	(41.1)	(34.2)
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (4.7)	$ (0.1)